Deposits (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	¥ 76,858,340	¥ 69,396,042
Minimum
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen	¥ 10